Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	£ 4,630	£ 5,255
Debt securities in issue at amortised cost	45,281	52,449
Total debt securities in issue	49,911	57,704
Senior unsecured notes issued
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	4,608	5,232
Debt securities in issue at amortised cost	22,902	22,642
Total debt securities in issue	27,510	27,874
Covered bonds
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	11,800	14,318
Total debt securities in issue	11,800	14,318
Certificates of deposit issued
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	597	3,096
Total debt securities in issue	597	3,096
Securitisation notes
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	22	23
Debt securities in issue at amortised cost	5,185	4,211
Total debt securities in issue	5,207	4,234
Commercial paper
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	4,797	8,182
Total debt securities in issue	£ 4,797	£ 8,182